UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net income (loss)		$ 158	$ 1,050	$ (27)	$ 887
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		41	(275)	44	(62)
Net investment and cash flow hedges		87	141	25	221
Taxes on the above items		(20)	(25)	0	(28)
Reclassification to profit or loss		(18)	6	(36)	17
Total other comprehensive income (loss)		90	(153)	33	148
Items that will not be reclassified subsequently to profit or loss:
Taxes on revaluation of pension obligations		0	5	0	5
Total other comprehensive income		90	(148)	33	153
Comprehensive income (loss)		248	902	6	1,040
Attributable to:
Brookfield Business Partners	[1]	138	730	(24)	671
Non-controlling interests		$ 110	$ 172	$ 30	$ 369

[1]	Comprehensive income is attributable to Brookfield Business Partners both prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by the company. See Note 1(b) for further details.